Accrued Expenses and Other Current Liabilities (Tables)	12 Months Ended
Mar. 31, 2012
Accrued Expenses and Other Current Liabilities

Accrued expenses and other current liabilities consist of (in thousands):

	March 31, 2012	April 2, 2011
Professional services	$2,545	$1,115
Advance royalty	9,881	5,173
Inventory purchases	3,750	1,644
Sales tax payable	4,636	1,974
Unrealized loss on foreign exchange contracts	276	2,293
Advertising	2,038	655
Other	9,971	4,432

	$33,097	$17,286